UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Item 1: Report to Shareholders

Extended Equity Market Index Fund	December 31, 2008

The views and opinions in this report were current as of December 31, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Managers’ Letter

Fellow Shareholders

Philosopher George Santayana opined that “those who cannot remember the past are condemned to repeat it.” The U.S. stock market made history in 2008, but it was the kind of history that investors would prefer not to remember or repeat. A flood of downbeat news—including a global economic downturn, a worsening credit crisis, and an implosion in the financial system—led to a relentless decline in the equity market, resulting in the largest calendar year loss for U.S. stocks in more than 70 years.

HIGHLIGHTS

• U.S. equities suffered profound losses caused by a rapid deterioration in the credit markets and a deepening global downturn.

• The Equity Market Index Funds’ results generally tracked their unmanaged benchmarks.

• Pressures on the U.S. economy mounted, as several major financial institutions collapsed, the housing market continued to deteriorate, and consumer confidence plummeted.

• Our replication and sampling strategies are designed to keep the compositions of the funds similar to those of the benchmarks.

MARKET ENVIRONMENT

The primary factor to the stock market’s nose-dive in 2008 was an increasingly weak economic environment. According to the National Bureau of Economic Research, a recession in the U.S. economy began in December 2007, and economic conditions continued to deteriorate in 2008. About 2.6 million U.S. jobs were lost during the year, the largest drop in absolute numbers since 1945 and the biggest percentage decline since 1982. The housing market continued to sink, resulting in a wave of mortgage delinquencies and foreclosures. Consumers curtailed their spending as record-high gas prices in the first half of the year and economic uncertainty later in the year squeezed household budgets.

The economic slowdown was exacerbated by a liquidity crisis in the credit markets that escalated as the year progressed. The fallout from the subprime mortgage meltdown in 2007 and the persistent downturn in the housing sector caused banks and other financial companies to write off hundreds of billions of dollars in losses from mortgages and mortgage-backed investments. The losses forced many financial institutions to tighten their lending standards and raise capital to rebuild their impaired balance sheets. As a result, the credit markets seized up, making life difficult for companies that rely on the debt markets to fund their growth or run their businesses.

A Word From Our Chairman

Dear Shareholder,

The past year has seen a substantial and painful decline in the broad stock and bond markets, both domestically and internationally, and our funds have not been immune to the turmoil. Being an investor in these times can be unsettling because there seem to be few safe havens. Prudent risk-management strategies, such as diversification, may have helped to reduce losses, but they did not avoid them.

At times like these, taking a step back to gain perspective can help. Since Thomas Rowe Price, Jr., founded our company in 1937—in the heart of the Great Depression—the firm has witnessed many market downturns, including the long, slow 1973–1974 bear market; the October 1987 crash; and the bursting of the technology bubble in the early 2000s and subsequent broad market decline. Although the magnitude and duration of the declines have varied, one thing has held true: The markets have always come back.

We also know from experience that emotional responses to financial downturns do not produce good results. Now is the time for investors to remain focused on the fundamentals and to maintain a long-term perspective. That's what we are doing at T. Rowe Price. Our experienced team of analysts and portfolio managers continually examines our portfolios to make sure each fund's holdings still make sense in the ever-changing environment. Before we buy any stock or bond, we do our own research. Our fixed-income funds rely on our independent credit analysis, not on outside ratings agencies.

As painful as market downturns are, the indiscriminate selling that accompanies a panic creates opportunities for investors who can see beyond the fear. We are using our rigorous in-house research to position our portfolios for the next upturn. As always, we remain focused on serving our shareholders. Managing our clients' assets is our only business, and our long-term success is tied to our clients' success.

Please take a moment to read this shareholder report. Your fund's manager provides a candid assessment of recent performance, helps you to see how the fund is managed, and offers a perspective for the next few months.

We know this period has been difficult for investors, and we thank you for your confidence in T. Rowe Price.

Sincerely,

Edward C. Bernard
Chairman, T. Rowe Price Mutual Funds

By September, the combination of mortgage write-downs, deteriorating balance sheets, and a lack of liquidity became too much for the financial sector to bear. The watershed event was the bankruptcy filing of the venerable investment firm Lehman Brothers, which set off a chain reaction of bailouts and takeovers in the financial sector. Notable examples included the government takeover of mortgage lenders Fannie Mae and Freddie Mac, the bailout of insurer American International Group, and the fire-sale acquisitions of brokerage firm Merrill Lynch and commercial bank Wachovia by, respectively, Bank of America and Wells Fargo. (Please refer to each fund’s portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

As the degree of instability in the financial system grew increasingly severe, the federal government moved quickly to prevent a collapse through a series of extraordinary measures that included providing emergency funding to banks in exchange for equity stakes, purchasing underperforming assets, and expanding guarantees for bank deposits. The Federal Reserve also did its part to shore up the flagging economy, providing additional liquidity and shifting to a near-zero interest rate policy. The Fed lowered its federal funds rate target to a historically low range of 0.00% to 0.25% in December—uncharted territory for U.S. monetary policy.

Taken together, these detrimental factors put significant downward pressure on the U.S. stock market in 2008. Stocks kicked off the year with their worst quarterly performance since 2002, culminating in the near-bankruptcy of “canary in a coal mine” investment bank Bear Stearns. However, after a buyer emerged for the embattled Wall Street firm, the stock market enjoyed a rally through April and May—that is, until the financial sector reported another series of larger-than-expected losses in June, which sent stocks down sharply. The equity market downturn accelerated in the last few months of the year as the financial sector crumbled and the recession deepened.

For the year, the major stock indexes lost more than a third of their value across all market capitalizations. The S&P 500, a broad measure of large-cap stock performance, returned -37.00% in 2008, while the S&P Completion Index, a barometer of small- and mid-cap issues, returned -38.94%. Value stocks, which underperformed in 2007, held up better than growth shares in 2008.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio because they offer attributes that many investors will find appealing.

• They are well diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in approximately 1,589 and 1,900 stocks, respectively, as of December 31, 2008.

• They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmarks. We invest in securities such as futures and occasionally in exchange-traded funds (ETFs) so that the index funds can accommodate cash flows and remain fully invested.

• They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund.

• Their expenses are generally very low, which enables investors to retain more of their returns.

Equity Index 500 Fund
As shown in the accompanying table, your fund returned -37.06% in 2008, with much of the decline occurring in the last six months, when the fund returned -28.46%. Both the 6- and 12-month returns were in line with the performance of its benchmark, the S&P 500 Stock Index. Fund performance tends to slightly lag that of the benchmark due to annual operating and management expenses.

Every sector in the S&P 500 posted double-digit declines in 2008. The financials sector of the index suffered the biggest losses, falling by more than 55%. Three of the four largest detractors came from this sector—Bank of America, which struggled with the acquisitions of Merrill Lynch and troubled mortgage lender Countrywide Financial; Citigroup, which reported nearly $60 billion in losses and write-downs during the year; and American International Group, which received a sizable government bailout in the wake of substantial losses and management turnover. Even the largest performance detractor in the portfolio, industrial conglomerate General Electric, fell largely because of weakness in its finance arm, GE Capital. On the positive side, however, tax preparer H&R Block and commercial bank Wells Fargo were among the handful of stocks in the index that advanced for the year.

Information technology stocks, the largest sector weighting in the index, also suffered sharp declines amid reduced consumer and corporate spending on technology. The biggest detractors in the index were bellwethers of the technology industry, including software maker Microsoft, consumer electronics company Apple, online advertising and search firm Google, networking equipment maker Cisco Systems, and semiconductor manufacturer Intel.

The only two sectors in the S&P 500 to gain ground during the first half of the year—energy and materials—were the worst performers over the last six months. In general, this parabolic rise and fall reflected a similar pattern in commodity prices, which rose sharply early in the year and then subsequently collapsed as the global economic downturn tempered demand for commodities. In the energy sector, oil field services provider Schlumberger and energy producer ConocoPhillips were the weakest contributors, while copper producer Freeport-McMoRan Copper & Gold and agricultural products maker Monsanto had the biggest negative impact in the materials sector.

The consumer staples sector was the only segment in the S&P 500 to decline by less than 20% in 2008. The companies in this sector tend to hold up well in an economic downturn because they provide “necessities”—goods and services that consumers typically buy regardless of economic conditions. The portfolio’s top contributor was discount retailer Wal-Mart, which benefited from a dramatic consumer shift toward lower-cost shopping destinations as the economy contracted. Other top contributors in the consumer staples sector included beer company Anheuser-Busch and gum and candy maker Wrigley, both of which were acquired during the year.

The health care and utilities sectors, which are also considered defensive segments of the market, held up better than the index as a whole. Biotechnology stocks were the best performers in the health care sector, led by a trio of stocks that produced double-digit gains for the year—Amgen, which reported favorable results for its new osteoporosis medication; Gilead Sciences, which gained market share for its industry-leading HIV drug; and Celgene, which generated robust sales from its anemia drug. In the utilities sector, the top contributor was electric utility Southern Co., which benefited from its operations in regulated markets that provide more stable pricing.

Standard & Poor’s authorized 37 changes to the composition of the S&P 500 Index in 2008, most of which occurred in the last six months. Please see the table on page 15 for a complete list of index changes.

Total Equity Market Index Fund

Your fund returned -37.16% in 2008, slightly ahead of the performance of its benchmark, the S&P Total Market Index (see the accompanying table). The bulk of the fund’s decline occurred in the final six months of the year, when it returned -29.26%. Fund performance often trails that of the benchmark slightly due to annual operating and management expenses.

In general, what was true about the performance of the S&P 500 Index was also true about the performance of the S&P Total Market Index. The Total Market Index, which represents the entire U.S. stock market, includes all S&P 500 companies. The S&P 500 represents approximately 75% of the Total Market Index’s overall market value. The largest components of the Total Market Index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are somewhat similar.

Mirroring the S&P 500, the financials and information technology sectors of the Total Market Index had the biggest negative performance impact in 2008 as the credit crisis weighed on financial stocks and the slowing economy hurt technology shares. Energy and materials stocks also stumbled, particularly in the second half of the year as commodity prices cratered. Consumer staples and health care, which are considered to be the most defensive sectors of the market, held up the best.

Extended Equity Market Index Fund
Your fund returned -38.50% in 2008, slightly ahead of the performance of its benchmark, the S&P Completion Index (see the accompanying table). Virtually all of the fund’s decline occurred in the last six months of the year, when the fund returned -33.49%. Fund performance typically (but not always) trails that of the benchmark slightly due to annual operating and management expenses.

Every sector in the S&P Completion Index fell by more than 20% in 2008. Energy and materials stocks, which were the top performers in the first six months, finished the year as the worst-performing sectors in the index as plummeting commodity prices led to depressed profit margins. Other areas of weakness included consumer discretionary, which fell sharply amid a significant downturn in retail sales, and telecommunication services, which faced an increasingly challenging competitive environment.

The three most defensive sectors in the index— utilities, health care, and consumer staples—posted the smallest declines. Surprisingly, the financials sector of the S&P Completion Index also held up reasonably well despite the damaging impact of the credit crisis. Many smaller banks and financial companies had less exposure to the subprime mortgages and distressed securities that produced substantial losses for many larger financial firms.

OUTLOOK

The stock market will likely continue to face a challenging environment in the first half of 2009. Despite the federal government’s efforts to restore confidence in the financial system, it will take some time before these measures have a meaningful effect on the economy and credit markets. While many observers expect the U.S. economy to be on the road to recovery by the end of 2009, there are many potential pitfalls along the way that could derail or delay this recovery.

This uncertain outlook does not change our mandate—replicating the structure and performance of the S&P indexes to provide you with broad exposure to large-cap stocks, small- and mid-cap equities, and the entire U.S. stock market.

Respectfully submitted,

E. Frederick Bair

Ken D. Uematsu
Cochairmen of the Investment Advisory Committee, Equity Market Index Funds

January 16, 2009

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment program.

RISKS OF INVESTING

As with all stock mutual funds, the funds’ share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 4,000 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market’s value. The index includes approximately 4,500 stocks. “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, “500”, “S&P Completion Index”, “S&P Total Market Index”, and “S&P TMI” are marks/trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by T. Rowe Price. The Product is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.

The Evolving S&P 500 Index

Changes in the index in 2008

Additions	Deletions
AK Steel	ACE
Amphenol	Allied Waste Industries
Cabot Oil & Gas	Ambac Financial Group
Cameron International	Anheuser-Busch
Cephalon	Applied Biosystems
CF Industries	Ashland
DaVita	Barr Pharmaceuticals
Dentsply International	Bear Stearns
Dr. Pepper Snapple Group	Brunswick
Dun & Bradstreet	Circuit City Stores
Equitable Resources	Clear Channel Communications
Fastenal	Commerce Bancorp
FLIR Systems	Countrywide Financial
Flowserve	Dillard's
Harris	E.W. Scripps
HCP	Electronics Data Systems
Intuitive Surgical	Federal Home Loan Mortgage
Invesco	Federal National Mortgage Association
J.M. Smucker	General Growth Properties
Life Technologies	Harrah's Entertainment
Lorillard	Hercules
Massey Energy	IAC
MasterCard	Lehman Brothers
McAfee	Liz Claiborne
Nasdaq	Merrill Lynch
Owens-Illinois	MGIC Investment
People's United Financial	National City
Philip Morris International	OfficeMax
Pioneer Natural Resources	Safeco
Republic Services	Terex
Salesforce.com	Trane
SCANA	Transocean
Scripps Networks Interactive	Unisys
Southwestern Energy	Wachovia
Stericycle	Washington Mutual
Wisconsin Energy	Wendy's International
Wynn Resorts	Wrigley

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the on-going expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights For a share outstanding throughout each period

	Year Ended 12/31/08‡	12/31/07‡	12/31/06‡	12/31/05‡	12/31/04
NET ASSET VALUE					
Beginning of period	$ 15.95	$ 16.47	$ 14.47	$ 13.25	$ 11.27
Investment activities					
Net investment income	0.13	0.21	0.16	0.13	0.09
Net realized and unrealized gain (loss)	(6.30)	0.44	2.12	1.19	1.98
Total from investment activities	(6.17)	0.65	2.28	1.32	2.07
Distributions					
Net investment income	(0.12)	(0.20)	(0.16)	(0.10)	(0.09)
Net realized gain	(0.19)	(0.97)	(0.12)	–	–
Total distributions	(0.31)	(1.17)	(0.28)	(0.10)	(0.09)
NET ASSET VALUE					
End of period	$ 9.47	$ 15.95	$ 16.47	$ 14.47	$ 13.25

Ratios/Supplemental Data

Total return(1)	(38.50)%	4.07%	15.76%	9.95%	18.38%
Ratio of total expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	0.94%	1.19%	1.03%	0.98%	0.83%
Portfolio turnover rate	19.6%	37.6%	17.5%	17.3%	11.2%
Net assets, end of period (in thousands)	$ 243,542	$ 407,341	$ 345,516	$ 271,352	$ 161,118

‡ Per share amounts calculated using average shares outstanding method.

(1) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 95.2%		
CONSUMER DISCRETIONARY 11.4%		
Auto Components 0.4%		
American Axle & Manufacturing	5,830	17
Amerigon (1)	5,300	17
Arvinmeritor	10,055	29
Borg-Warner	17,740	386
Cooper Tire	9,100	56
Drew Industries (1)	3,000	36
Exide Technologies (1)	13,700	73
Gentex	19,460	172
Modine Manufacturing	5,700	28
Noble International	7,500	3
Raser Technologies (1)	8,200	31
Shiloh Industries	6,700	20
Spartan Motors	1,600	8
Standard Motor Products	3,750	13
Stoneridge (1)	3,000	14
Superior Industries International	4,300	45
Tenneco (1)	17,350	51
TRW (1)	7,610	27
		1,026
Automobiles 0.1%		
Coachmen Industries (1)	4,700	9
Fleetwood (1)	12,903	1
Monaco Coach	4,250	2
Thor Industries	5,900	78
Winnebago	7,520	45
		135
Distributors 0.1%		
Audiovox, Class A (1)	3,864	19
LKQ (1)	20,200	236

Source Interlink (1)	7,700	1
		256
Diversified Consumer Services 1.4%		
Brinks Home Security (1)	13,249	290
Career Education (1)	14,091	253
Carriage Services (1)	13,600	27
Coinstar (1)	4,150	81
Corinthian Colleges (1)	13,067	214
DeVry	9,000	517
Hillenbrand	8,450	141
ITT Educational Services (1)	4,640	441
Jackson Hewitt Tax Service	3,600	56
Learning Tree International (1)	3,650	31
Matthews, Class A	3,400	125
Prepaid Legal Services (1)	1,800	67
Regis	5,200	76
Service Corporation International	37,031	184
Sotheby's	11,013	98
Stewart Enterprises, Class A	10,660	32
Strayer Education	2,150	461
The Princeton Review (1)	7,600	37
Universal Technical Institute (1)	3,800	65
Weight Watchers	5,600	165
		3,361
Hotels, Restaurants & Leisure 2.0%		
Ameristar Casinos	6,700	58
Bally Technologies (1)	7,750	186
BJ's Restaurants (1)	4,033	44
Bluegreen (1)	6,300	20
Bob Evans Farms	4,000	82
Boyd Gaming	10,569	50
Brinker	17,679	186

Buffalo Wild Wings (1)	2,500	64
Burger King	8,000	191
California Pizza Kitchen (1)	4,550	49
CEC Entertainment (1)	3,592	87
Chipotle Mexican Grill (1)	3,700	229
Choice Hotels International	5,900	177
Churchill Downs	1,400	57
CKR Restaurants	7,650	66
Cracker Barrel Old Country Store	2,900	60
DineEquity	4,000	46
Domino's Pizza (1)	6,364	30
Dover Downs Gaming & Entertainment	5,367	17
Dover Motorsports	3,163	4
Empire Resorts (1)	17,050	19
Famous Dave's of America (1)	4,400	13
Frisch's Restaurants	3,100	58
Gaming Partners International (1)	9,300	48
Gaylord Entertainment (1)	3,700	40
International Speedway, Class A	4,775	137
Isle of Capris Casinos (1)	3,480	11
Jack In The Box (1)	8,600	190
Landry's Seafood Restaurant	5,000	58
Life Time Fitness (1)	5,100	66
Marcus	1,650	27
MGM Mirage (1)	22,697	312
MTR Gaming Group (1)	3,600	6
Multimedia Games (1)	4,800	11
O'Charley's	6,900	14
Panera Bread, Class A (1)	4,200	219
Papa John's International (1)	2,920	54
Peet's Coffee & Tea (1)	3,900	91
Penn National Gaming (1)	10,700	229
PF Chang's China Bistro (1)	2,940	62
Pinnacle Entertainment (1)	30,600	235

Red Robin Gourmet Burgers (1)	3,850	65
Royal Caribbean Cruises	16,821	231
Ruby Tuesday (1)	5,700	9
Scientific Games, Series A (1)	8,930	157
Shuffle Master (1)	5,700	28
Six Flags (1)	19,050	6
Sonic (1)	11,850	144
Speedway Motorsports	2,620	42
Steak 'N Shake (1)	8,700	52
Texas Roadhouse, Class A (1)	8,900	69
The Cheesecake Factory (1)	9,940	100
Vail Resorts (1)	4,100	109
Wendy's / Arby's Group	10,040	50
WMS Industries (1)	6,995	188
		4,853

Household Durables 1.0%

American Greetings, Class A	5,350	41
Beazer Homes (1)	7,870	12
Blyth	3,750	29
Brookfield Homes	2,232	10
Champion Enterprises (1)	11,809	7
CSS Industries	1,900	34
Ethan Allen Interiors	4,000	57
Furniture Brands International	7,530	17
Hovnanian Enterprises (1)	5,930	10
iRobot (1)	4,600	42
Jarden (1)	11,813	136
La-Z-Boy	8,150	18
Libbey	10,200	13
M/i Homes	5,070	53
MDC Holdings	4,691	142
Meritage (1)	6,100	74
Mohawk Industries (1)	8,354	359

National Presto (1)	1,300	100
NVR (1)	773	353
Orleans Homebuilders	4,400	5
Palm Harbor Homes (1)	6,300	31
Russ Berrie (1)	5,800	17
Ryland Group	6,746	119
Sealy	8,100	20
Standard Pacific (1)	10,100	18
Stanley Furniture	1,200	10
Tempur-Pedic	17,250	122
Toll Brothers (1)	18,220	390
Tupperware Brands	7,620	173
Universal Electronics (1)	2,500	41
		2,453

Internet & Catalog Retail 0.3%

1-800-Flowers.com (1)	7,868	30
Blue Nile (1)	2,800	69
Drugstore.com (1)	9,350	12
Hollywood Media (1)	4,500	5
Netflix (1)	7,300	218
Nutri/System	5,100	74
Overstock.com (1)	4,300	46
priceline.com (1)	5,700	420
ValueVision Media (1)	21,620	7
		881

Leisure Equipment & Products 0.3%

Arctic Cat	14,337	69
Brunswick	11,700	49
Callaway Golf	8,350	78
JAKKS Pacific (1)	4,000	82
Johnson Outdoors, Class A	4,300	21
Marine Products	7,100	40

Nautilus Group (1)	6,337	14
Polaris Industries	5,270	151
Pool	6,177	111
RC2 (1)	2,200	23
Steinway Musical Instruments (1)	2,600	46
Sturm Ruger (1)	6,600	39
		723
Media 2.1%		
4Kids Entertainment (1)	7,450	15
AH Belo	1,476	3
Alloy (1)	3,525	15
Arbitron	4,120	55
Ascent Media, Series A (1)	1,793	39
Beasley Broadcast Group, Class A	6,100	11
Belo, Series A	7,380	12
Cablevision, Class A	32,659	550
CKX (1)	5,600	21
Clear Channel Outdoor, Class A (1)	6,300	39
Cox Radio, Series A (1)	6,650	40
Cumulus Media, Class A (1)	7,505	19
Discovery Communications, Series A (1)	4,835	68
Discovery Communications, Series C (1)	43,635	584
DISH Network (1)	30,520	338
DreamWorks Animation, Series A (1)	9,800	248
Emmis Communications (1)	7,260	3
Entercom Communications	3,450	4
Entravision Communications, Class A (1)	11,744	18
Fisher Communications	1,450	30
Harris Interactive (1)	7,100	5
Harte-Hanks	5,450	34
Hearst-Argyle Television	5,591	34
Interactive Data	7,400	182
John Wiley & Sons	5,270	187

Journal Communications, Series A	6,900	17
Knology (1)	5,200	27
Lamar Advertising (1)	11,892	149
Lee Enterprises	4,250	2
Liberty Global (1)	42,834	682
Liberty Global, Series C (1)	2,500	38
LIN TV, Class A (1)	5,040	5
Live Nation (1)	14,800	85
LodgeNet Interactive (1)	19,300	13
Martha Stewart Living, Class A (1)	7,919	21
Marvel Entertainment (1)	7,614	234
McClatchy	3,800	3
Media General, Class A	19,150	34
Mediacom Communications (1)	13,000	56
Morningstar (1)	3,500	124
National Cinemedia	7,300	74
Navarre (1)	3,150	1
Nexstar Broadcasting (1)	8,700	4
Playboy Enterprises, Class B (1)	5,100	11
R.H. Donnelley (1)	16,909	6
RCN (1)	5,100	30
Regal Entertainment Group, Series A	10,390	106
Regent Communications (1)	6,450	1
Rentrak (1)	7,200	85
Salem Communications, Class A (1)	12,350	9
Scholastic	2,620	36
Sinclair Broadcasting, Series A	11,210	35
Sirius XM Radio (1)	240,904	29
Spanish Broadcasting, Class A (1)	7,850	1
Time Warner Cable, Class A (1)	24,200	519
Valassis Communications (1)	6,400	8
World Wrestling	7,800	86
		5,085

Multiline Retail 0.3%

99 Cents Only Stores (1)	6,665	73
Bon-Ton Stores	4,100	4
Dollar Tree (1)	12,704	531
Fred's	5,915	64
Saks (1)	22,475	99
Tuesday Morning (1)	3,900	6
		777

Specialty Retail 2.6%

Aaron Rents	7,890	210
AC Moore Arts & Crafts (1)	9,760	14
Advance Auto Parts	13,385	450
Aeropostale (1)	8,707	140
American Eagle Outfitters	35,280	330
AnnTaylor Stores (1)	14,275	82
Asbury Automotive Group	4,140	19
Barnes & Noble	5,884	88
Big 5 Sporting Goods	9,200	48
Blockbuster, Class A (1)	26,607	34
Borders Group (1)	7,600	3
Brown Shoe	5,130	43
Buckle	4,062	89
Build-A-Bear Workshop (1)	4,800	23
Cabela's, Class A (1)	5,741	33
CarMax (1)	31,528	248
Cato, Class A	4,150	63
Charlotte Russe (1)	5,600	36
Charming Shoppes (1)	12,520	31
Chico's (1)	11,900	50
Christopher & Banks	4,692	26
Coldwater Creek (1)	9,164	26
Collective Brands (1)	7,315	86
Cost Plus (1)	8,700	8

Dick's Sporting Goods (1)	12,900	182
Dress Barn (1)	6,200	67
DSW, Class A (1)	3,900	49
Foot Locker	21,317	156
Franklin Covey (1)	6,800	41
Gander Mountain (1)	11,600	27
Genesco (1)	2,600	44
Group One Automotive	5,900	64
Guess	8,620	132
Gymboree (1)	4,020	105
Haverty Furniture	2,150	20
Hibbett Sports (1)	2,718	43
Hot Topic (1)	7,600	70
J. Crew (1)	7,500	92
Jo Ann Stores (1)	3,960	61
Jos. A. Bank Clothiers (1)	2,537	66
Lithia Motors, Class A	1,700	6
MarineMax (1)	2,560	9
Men's Wearhouse	7,550	102
Midas (1)	7,600	80
Monro Muffler Brake	2,700	69
New York & Company (1)	6,900	16
NexCen Brands (1)	10,150	1
O'Reilly Automotive (1)	18,885	581
Pacific Sunwear (1)	8,125	13
Penske Auto	7,016	54
Pep Boys	6,170	26
Perfumania (1)	4,100	22
PetSmart	17,620	325
Pomeroy IT Solutions (1)	5,100	16
Rent-A-Center (1)	8,500	150
Rex Stores (1)	3,250	26
Ross Stores	17,802	529
Sally Beauty Supply (1)	14,500	83

Shoe Carnival (1)	1,400	13
Sonic Automotive	1,320	5
Stage Stores	8,470	70
Stein Mart (1)	4,730	5
Syms (1)	2,800	25
Talbots	3,650	9
The Children's Place (1)	4,250	92
The Finish Line, Class A	9,353	52
Trans World Entertainment (1)	5,050	7
TSC (1)	4,110	149
Tween Brands (1)	4,720	20
Urban Outfitters (1)	8,782	132
West Marine (1)	13,700	58
Wet Seal, Class A (1)	12,275	36
Williams-Sonoma	9,300	73
Zumiez (1)	3,300	25
		6,278

Textiles, Apparel & Luxury Goods 0.8%

Carters (1)	7,600	146
Charles & Colvard (1)	7,768	2
Cherokee	2,000	35
Columbia Sportswear	2,281	81
Deckers Outdoor (1)	2,000	160
Fossil (1)	5,937	99
Hanesbrands (1)	13,900	177
Iconix (1)	8,449	83
K-Swiss, Class A	3,100	35
Kenneth Cole Productions	4,450	31
Lakeland Industries (1)	6,780	55
Movado Group	3,500	33
Oxford Industries	5,070	44
Phillips-Van Heusen	6,800	137
Quiksilver (1)	14,700	27

Skechers U.S.A., Class A (1)	4,500	58
Steven Madden (1)	2,800	60
Tandy Brands	7,700	10
Timberland, Class A (1)	6,200	72
Under Armour (1)	5,200	124
Unifi (1)	6,200	17
UniFirst	1,700	50
Volcom (1)	3,100	34
Warnaco (1)	6,500	128
Weyco Group	2,600	86
Wolverine World Wide	5,150	108
		1,892
Total Consumer Discretionary		27,720

CONSUMER STAPLES 3.5%

Beverages 0.3%

Coca-Cola Bottling	1,550	71
Hansen Natural (1)	14,000	469
Midwest Grain Products	4,200	3
National Beverage (1)	6,048	55
PepsiAmericas	8,699	177
Willamette Valley Vineyards (1)	6,730	20
		795

Food & Staples Retailing 0.6%

Andersons	2,500	41
Arden Group, Class A	500	63
BJ's Wholesale Club (1)	7,600	260
Casey's General Stores	6,300	143
Great Atlantic & Pacific Tea (1)	8,568	54
Nash Finch	2,600	117
PriceSmart	4,100	85
Rite Aid (1)	85,650	26

Ruddick	5,700	158
Spartan Stores	2,200	51
The Pantry (1)	2,800	60
United Natural Foods (1)	5,700	102
Weis Markets	2,450	82
Winn-Dixie Stores (1)	6,700	108
		1,350

Food Products 1.6%

Alico	2,000	82
Bunge Limited	17,802	922
Chiquita (1)	8,319	123
Corn Products International	10,300	297
Cuisine Solutions (1)	4,500	2
Darling International (1)	10,200	56
Del Monte	25,101	179
Farmer Brothers	3,700	92
Flowers Foods	11,560	282
Green Mountain Coffee (1)	3,300	128
Hain Celestial Group (1)	4,800	92
Hormel Foods	9,319	290
J & J Snack Foods	3,040	109
Lancaster Colony	3,100	106
Lance	4,710	108
Lifeway Foods (1)	5,600	50
Ralcorp (1)	7,670	448
Rocky Mountain Chocolate Factory	7,862	42
Sanderson Farms	2,040	71
Smithfield Foods (1)	18,189	256
Tootsie Roll Industries	4,538	116
Treehouse Foods (1)	3,943	107
Zapata (1)	6,300	38
		3,996

Household Products 0.5%		
Central Garden & Pet, Series A (1)	9,700	57
Church & Dwight	9,125	512
Energizer (1)	8,250	447
Oil-Dri	6,950	130
WD-40	1,850	53
		1,199
Personal Products 0.4%		
Alberto Culver	10,900	267
Bare Escentuals (1)	11,500	60
Chattem (1)	2,700	193
Elizabeth Arden (1)	4,250	54
Inter Parfums	5,700	44
Mannatech	31,200	76
NBTY (1)	8,060	126
Nu Skin Enterprises, Series A	6,000	63
Prestige Brands (1)	5,300	56
Reliv International	4,700	21
		960
Tobacco 0.1%		
Alliance One International (1)	13,934	41
Star Scientific (1)	6,900	26
Universal	3,140	94
Vector Group	7,724	105
		266
Total Consumer Staples		8,566
ENERGY 5.6%		
Energy Equipment & Services 2.2%		
Allis-Chalmers Energy (1)	20,700	114
Atwood Oceanics (1)	8,400	128

Basic Energy Services (1)	3,400	44
Bristow Group (1)	3,480	93
Cal Dive International (1)	7,125	46
Carbo Ceramics	3,775	134
Complete Production Services (1)	7,300	59
Dawson Geophysical (1)	1,900	34
Diamond Offshore Drilling	9,900	584
Dresser-Rand Group (1)	12,000	207
Dril-Quip (1)	5,200	107
Englobal (1)	5,800	19
Exterran (1)	7,847	167
FMC Technologies (1)	17,500	417
Global Industries (1)	13,170	46
Gulf Island Fabrication	3,800	55
Gulfmark Offshore (1)	4,000	95
Helix Energy Solutions Group (1)	12,407	90
Helmerich & Payne	15,520	353
Hercules Offshore (1)	11,831	56
Hornbeck Offshore Services (1)	1,700	28
ION Geophysical (1)	11,200	38
Matrix Service (1)	6,300	48
NATCO Group, Series A (1)	3,100	47
Newpark Resources (1)	15,100	56
Oceaneering (1)	7,500	219
Oil States (1)	7,230	135
Omni Energy Services (1)	21,800	26
OYO Geospace (1)	1,400	24
Parker Drilling (1)	14,000	41
Patterson-UTI Energy	19,937	229
Pioneer Drilling (1)	5,100	28
Precision Drilling	4,710	40
Pride International (1)	23,980	383
RPC	5,400	53
Seacor (1)	3,250	217

Sulphco (1)	3,200	3
Superior Energy (1)	11,050	176
Superior Well Services (1)	4,800	48
TETRA Technologies (1)	10,674	52
Tidewater	7,074	285
Union Drilling (1)	8,000	42
Unit (1)	7,100	190
		5,256

Oil, Gas & Consumable Fuels 3.4%

Adams Resources & Energy	2,300	39
Alon USA Energy	1,400	13
Alpha Natural Resources (1)	12,200	198
Arch Coal	20,000	326
Arena Resources (1)	7,500	211
Atlas America	6,850	102
ATP Oil & Gas (1)	16,977	99
Berry Petroleum, Class A	5,780	44
Bill Barrett (1)	4,832	102
BPZ Resources (1)	21,100	135
Callon Petroleum (1)	5,250	14
Carrizo Oil & Gas (1)	7,000	113
Cimarex Energy	12,438	333
CNX Gas (1)	5,400	147
Comstock Resources (1)	7,540	356
Concho Resources (1)	9,700	221
Delta Pete (1)	12,796	61
Denbury Resources (1)	35,300	385
Edge Petroleum (1)	6,500	1
Encore Acquisition (1)	8,150	208
Energy Partners (1)	6,400	9
Exco Resources (1)	15,500	140
Fieldpoint Petroleum (1)	12,600	29
Forest Oil (1)	12,989	214

Foundation Coal	6,884	96
Frontier Oil	16,200	205
General Maritime	9,356	101
Georesources (1)	5,050	44
GMX Resources (1)	3,900	99
Harvest Natural Resource (1)	9,716	42
HKN (1)	12,479	37
Holly	5,900	108
International Coal Group (1)	21,300	49
Mariner Energy (1)	13,628	139
Meridian Resource (1)	9,550	5
Newfield Exploration (1)	18,400	363
Pacific Ethanol (1)	7,500	3
Parallel Petroleum (1)	3,600	7
Patriot Coal (1)	4,600	29
Penn Virginia	5,740	149
Petrohawk Energy (1)	41,957	656
Petroleum Development (1)	1,600	38
PetroQuest Energy (1)	8,500	57
Plains Exploration & Production (1)	14,819	344
Quicksilver Resources (1)	16,000	89
Rosetta Resources (1)	4,900	35
SandRidge Energy (1)	8,600	53
Southern Union	18,602	243
St. Mary Land & Exploration	9,600	195
Stone Energy (1)	5,512	61
Swift Energy (1)	3,550	60
Syntroleum (1)	6,300	3
Ultra Petroleum (1)	23,360	806
Uranium Resources (1)	3,500	3
USEC (1)	23,550	106
W&T Offshore	5,600	80
Warren Resources (1)	9,200	18
Western Refining	5,300	41

Westmoreland Coal (1)	6,000	67
Whiting Petroleum (1)	7,800	261
World Fuel Services	4,000	148
		8,340
Total Energy		13,596

FINANCIALS 19.7%

Capital Markets 1.9%

Apollo Investment	25,100	234
Ares Capital	17,966	114
BGC Partners	9,400	26
BlackRock	2,410	323
Calamos, Series A	8,000	59
Cohen & Steers	4,300	47
Eaton Vance	17,766	373
FCStone Group (1)	5,700	25
GAMCO Investors	2,667	73
GFI Group	16,100	57
Greenhill	2,900	202
International Assets (1)	3,300	28
Investment Technology Group (1)	6,600	150
Jefferies Group	19,000	267
KBW (1)	4,800	111
Knight Capital (1)	13,350	216
LaBranche (1)	15,830	76
MCG Capital	4,500	3
optionsXpress	8,500	114
Piper Jaffray (1)	2,150	86
Raymond James Financial	15,475	265
Sanders Morris Harris Group	3,900	23
SEI Investments	19,756	310
Stifel Financial (1)	6,050	277
SWS Group	4,099	78

TD Ameritrade (1)	37,233	531
Thinkorswim Group (1)	12,500	70
Thomas Weisel Partners (1)	9,100	43
Tradestation Group (1)	7,800	50
Waddell & Reed Financial, Series A	24,040	372
		4,603

Commercial Banks 5.8%

1st Source	2,866	68
Abigail Adams	3,957	10
Amcore Financial	4,693	17
AmericanWest Bancorporation	6,300	5
Arrow Financial	4,144	104
Associated Banc	17,675	370
Banc First	1,700	90
Bancorp (1)	6,100	23
Bancorp South	9,475	221
BancTrust Financial Group	4,000	59
Bank of Granite	9,390	23
Bank of Hawaii	6,766	306
Bank of the Ozarks	3,300	98
Banner	4,914	46
BOK Financial	3,137	127
Boston Private Financial	12,199	83
Camden National	2,200	59
Capital City Bank	4,562	124
Capital Corporation of the West	20,907	20
Capitol Bancorp Limited	5,900	46
Cascade Bancorp	6,650	45
Cathay Bancorp	6,656	158
Center Bancorp	9,983	82
Central Pacific Financial	6,973	70
Century Bancorp, Class A	7,100	112
Chemical Financial	2,661	74

Citizens & Northern	2,222	44
Citizens Republic Bancorp	8,495	25
City Bank, Lynwood, Washington	5,075	26
City Holding Company	3,250	113
City National	5,550	270
Cobiz Financial	6,637	65
Colonial BancGroup	10,300	21
Columbia Bancorp	4,500	9
Columbia Banking System	3,850	46
Commerce Bancshares	8,708	383
Community Bank System	3,720	91
Community Trust Bancorp	2,775	102
Cullen/Frost Bankers	7,450	378
CVB Financial	10,806	129
East West Bancorp	9,100	145
Farmers Capital Bank	3,000	73
First Bancorp North Carolina	3,075	56
First Busey	5,675	104
First Citizens BancShares	670	102
First Commonwealth Financial	10,300	128
First Community	1,600	56
First Financial	1,950	80
First Financial Bancorp	4,772	59
First Financial Bankshares	3,096	171
First Merchants	3,083	69
First Midwest Bancorp	5,593	112
First State Bancorporation	2,300	4
First United	4,211	57
FirstBank Puerto Rico	9,600	107
FirstMerit	9,435	194
FNB	12,335	163
FNB United	15,100	47
Frontier Financial	16,150	70
Fulton Financial	24,702	238

German American Bancorp	4,489	51
Glacier Bancorp	8,012	152
Great Southern Bancorp	7,050	81
Guaranty Bancorp (1)	16,200	32
Hancock Holding	3,500	159
Hanmi Financial	6,600	14
Harleysville National	9,771	141
Home Bancshares	3,563	96
Horizon Financial	3,155	15
IBERIABANK	2,226	107
Independent Bank (Massachusetts)	9,838	21
Independent Bank (Michigan)	3,050	80
Integra Bank	5,550	8
International Bancshares	6,702	146
Investors Bancorp (1)	9,200	124
Irwin Financial (1)	18,700	24
Macatawa Bank	6,400	22
MB Financial	4,167	116
Merchants Bancshares	5,800	109
Midwest Banc Holdings	3,250	5
Nara Bancorp	5,800	57
National Penn Bancshares	11,235	163
NBT Bancorp	4,380	122
NewBridge Bancorp	7,800	19
Northrim Bank	3,725	38
Old National Bancorp	10,424	189
Old Second Bancorp	2,300	27
Oriental Financial Group	6,068	37
Pacific Capital Bancorp	5,788	98
PacWest Bancorp	3,850	104
Park National	1,440	103
Peapack-Gladstone Fnancial	2,150	57
Peoples Bancorp	2,950	56
Pinnacle Financial Partners (1)	3,400	101

Popular	49,890	257
Preferred Bank	3,750	23
PrivateBancorp	3,760	122
Prosperity Bancshares	5,460	162
Provident Bankshares	5,501	53
Renasant	4,252	72
Republic Bancorp, Class A	2,566	70
S&T Bancorp	2,200	78
S.Y. Bancorp	2,321	64
Sandy Spring Bancorp	2,930	64
Seacoast Banking, Class A	6,450	43
Signature Bank (1)	4,400	126
South Financial Group	12,335	53
Southside Bancshares	4,085	96
Southwest Bancorp of Oklahoma	2,600	34
State Bancorp	4,450	43
Sterling Bancorp	2,685	38
Sterling Bancshares	13,725	83
Sterling Financial	7,828	69
Suffolk Bancorp	1,850	67
Sun Bancorp	4,928	37
Superior Bancorp (1)	22,775	72
Susquehanna Bancshares	11,600	185
SVB Financial (1)	5,350	140
Synovus Financial	41,700	346
TCF Financial	18,100	247
Texas Capital Bancshares (1)	3,400	45
Tompkins Financial	1,880	109
Trico Bancshares	2,000	50
Trustmark	6,400	138
UCBH Holdings	16,000	110
UMB Financial	4,612	227
Umpqua	8,020	116
Union Bankshares	2,229	55

United Bankshares	4,700	156
United Community Banks	5,360	73
Univest	1,900	61
Valley National Bancorp	19,208	389
W Holdings	399	4
Washington Trust Bancorp	2,400	47
Webster Financial	9,510	131
WesBanco	5,875	160
West Bancorporation	2,700	33
West Coast Bancorp	5,970	39
WestAmerica	3,446	176
Western Alliance Bancorp (1)	5,700	58
Whitney	8,262	132
Wilmington Trust	9,925	221
Wintrust Financial	4,250	87
		14,112

Consumer Finance 0.3%

Advance America Cash Advance Centers	7,722	15
AmeriCredit (1)	17,510	134
Cash American International	3,760	103
CompuCredit (1)	10,300	57
Dollar Financial (1)	4,700	48
EZCORP, Class A (1)	10,900	166
First Cash (1)	6,400	122
Nelnet, Class A	3,722	53
QC Holdings	4,900	19
Student Loan	1,501	61
World Acceptance (1)	2,300	45
		823

Diversified Financial Services 0.3%

Asset Acceptance Capital (1)	4,700	24
Asta Funding	4,800	13

Encore Capital (1)	7,500	54
Financial Federal	3,065	71
Interactive Brokers, Class A (1)	6,100	109
MarketAxess Holdings (1)	7,900	65
Newstar Financial (1)	10,800	43
PHH (1)	8,779	112
PICO Holdings (1)	3,000	80
Portfolio Recovery Associates (1)	2,450	83
		654

Insurance 4.2%

Alleghany	878	248
American Equity Investment Life	6,600	46
American Financial Group	11,810	270
AmTrust Financial	2,100	24
Arthur J. Gallagher	14,260	370
Baldwin & Lyons, Class B	3,875	71
Brown & Brown	16,606	347
Citizens (1)	9,233	90
CNA Financial	7,300	120
CNA Surety (1)	4,100	79
Crawford, Class B (1)	9,450	137
Delphi Financial, Class A	4,779	88
EMC Insurance Group	2,703	69
Employers Holdings	5,800	96
Erie Indemnity, Class A	5,900	222
Everest Reinsurance	9,600	731
FBL Financial, Class A	2,642	41
Fidelity National Financial	32,859	583
First American Financial	13,430	388
FPIC Insurance Group (1)	1,600	70
Hanover Insurance Group	8,620	370
Harleysville Group	3,710	129
HCC Insurance	16,230	434

Zenith National	4,034	127
		10,339
Real Estate Investment Trusts (REITs) 5.5%		
Acadia Realty Trust, REIT	6,018	86
Agree Realty, REIT	2,300	42
Alexanders, REIT	430	110
Alexandria Real Estate, REIT	4,720	285
AMB Property, REIT	9,604	225
American Campus Communities, REIT	4,426	91
Ashford Hospitality Trust, REIT	2,900	3
BioMed Realty Trust, REIT	9,800	115
Brandywine Realty Trust, REIT	14,943	115
BRE Properties, Class A, REIT	6,750	189
Camden Property Trust, REIT	8,500	266
Colonial Properties Trust, REIT	6,841	57
Corporate Office Properties Trust, REIT	7,100	218
Cousins Properties, REIT	5,260	73
DCT Industrial Trust, REIT	26,900	136
DiamondRock Hospitality, REIT	15,200	77
Digital Realty Trust, REIT	11,500	378
Douglas Emmett, REIT	18,300	239
Duke Realty, REIT	16,261	178
EastGroup Properties, REIT	3,850	137
Entertainment Properties, REIT	4,680	140
Equity Lifestyle Properties, REIT	4,170	160
Equity One, REIT	6,176	109
Essex Property Trust, REIT	3,150	242
Extra Space Storage, REIT	12,000	124
Federal Realty Investment Trust, REIT	7,890	490
First Industrial Realty, REIT	5,000	38
Franklin Street Properties, REIT	8,700	128
Getty Realty, REIT	3,960	83
Glimcher Realty Trust, REIT	4,860	14

Gramercy Capital Corp/New York, REIT	10,901	14
Health Care, REIT	15,250	644
Healthcare Realty Trust, REIT	6,680	157
Hersha Hospitality Trust, REIT	10,800	32
Highwoods Properties, REIT	9,213	252
Home Properties of New York, REIT	4,290	174
Hospital Properties Trust, REIT	15,850	236
HRPT Properties Trust, REIT	30,700	104
Inland Real Estate, REIT	5,700	74
Investors Real Estate Trust, REIT	9,950	107
Kilroy Realty, REIT	4,520	151
Kite Realty Group Trust, REIT	7,800	43
LaSalle Hotel Properties, REIT	5,100	56
Lexington Realty Trust, REIT	12,050	60
Liberty Property Trust, REIT	13,833	316
LTC Properties, REIT	4,450	90
Macerich Company, REIT	11,261	205
Mack-Cali Realty, REIT	8,934	219
Maguire Properties, REIT (1)	12,080	18
MHI Hospitality, REIT	14,300	18
Mid-America Apartment Communities, REIT	3,630	135
Mission West Properties, REIT	6,240	48
Monmouth, Class A, REIT	16,700	117
National Health Investors, REIT	4,920	135
National Retail Properties, REIT	10,130	174
Nationwide Health Properties, REIT	14,560	418
Omega Healthcare Investors, REIT	11,350	181
Parkway Properties, REIT	2,500	45
Pennsylvania, REIT	7,531	56
Pittsburgh & West Virginia Railroad, REIT	9,638	138
PMC Commercial Trust, REIT	9,188	68
Post Properties, REIT	6,200	102
Potlatch, REIT	5,232	136
PS Business Parks, REIT	2,500	112

Thrifts & Mortgage Finance 1.4%

Abington Bancorp	6,400	59
Ameriana Bancorp	4,460	25
Anchor Bancorp Wisconsin	5,980	16
Astoria Financial	9,621	159
Bank Mutual	9,961	115
BankAtlantic, Series A	13,950	81
BankUnited Financial	4,670	1
Brookline Bancorp	8,429	90
Camco	4,900	16
Capitol Federal Financial	4,726	215
Citizens First Bancorp	6,703	14
Clifton Savings Bancorp	5,700	68
Cooperative Bankshares	2,675	6
CORUS Bankshares	6,000	7
Dime Community Bancshares	6,400	85
Federal Agricultural Mortgage	24,600	86
First Federal Bancshares of Arkansas	4,900	36
First Financial	3,250	66
First Niagara Financial	15,717	254
First Place Financial	2,749	11
FirstFed Financial (1)	16,420	29
Flagstar Bancorp (1)	6,000	4
Flushing Financial	4,625	55
Imperial Capital Bancorp	9,384	21
Indiana Community Bancorp	1,700	20
Kearny Financial	5,200	67
Nasb Financial	856	23
New Hampshire Thrift	2,980	23
New York Community Bancorp	48,837	584
NewAlliance Bancshares	15,550	205
Northwest Bancorp	4,780	102
OceanFirst Financial	2,450	41

Ocwen Financial (1)	8,730	80
Peoples Community Bancorp (1)	2,600	1
Provident Financial Services	9,118	139
Provident New York Bancorp	7,302	91
Radian	6,658	24
Riverview Bancorp	7,600	17
TFS Financial	11,300	146
TierOne	2,000	7
Triad Guaranty (1)	16,350	6
Trustco Bank	8,450	80
United Community Financial	5,654	5
Washington Federal	9,368	140
WSFS Financial	1,450	70
		3,390
Total Financials		47,978

HEALTH CARE 13.5%

Biotechnology 4.9%

Acadia Pharmaceuticals (1)	8,500	8
Acorda Therapeutics (1)	8,100	166
Alexion Pharmaceutical (1)	11,500	416
Alkermes (1)	14,800	158
Alnylam Pharmaceuticals (1)	6,400	158
Altus Pharmaceuticals (1)	7,000	4
Amylin Pharmaceuticals (1)	21,363	232
Arena Pharmaceuticals (1)	14,600	61
Ariad Pharmaceuticals (1)	17,500	15
Arqule (1)	8,600	36
Array BioPharma (1)	11,200	45
Aspenbio Pharma (1)	11,200	69
Avalon Pharmaceuticals (1)	10,500	3
AVI BioPharma (1)	8,500	6
BioCryst Pharmaceuticals (1)	14,100	19

BioMarin Pharmaceutical (1)	15,990	285
BioSphere Medical (1)	6,000	12
Cell Genesys (1)	19,000	4
Cepheid (1)	9,300	97
Cornerstone Therapeutics (1)	720	2
Cubist Pharmaceuticals (1)	8,500	205
CV Therapeutics (1)	10,600	98
Cytokinetics (1)	11,200	32
Dendreon (1)	16,460	75
Dyax (1)	9,800	36
Dynavax Technologies (1)	15,300	13
EPIX Pharmaceuticals (1)	13,900	14
Facet Biotech (1)	5,592	54
Genentech (1)	64,834	5,375
Geron (1)	13,350	62
Halozyme Therapeutics (1)	11,400	64
Human Genome Sciences (1)	19,700	42
Incyte (1)	15,960	60
Indevus Pharmaceuticals (1)	15,100	47
InterMune (1)	5,570	59
Isis Pharmaceuticals (1)	14,780	210
Keryx Biopharmaceuticals (1)	13,500	3
Lexicon Pharmaceuticals (1)	7,100	10
Ligand Pharmaceuticals, Class B (1)	8,920	24
Mannkind (1)	9,100	31
Martek Biosciences (1)	6,100	185
Medarex (1)	19,900	111
Momenta Pharmaceuticals (1)	7,800	90
Myriad Genetics (1)	6,790	450
Neurogen (1)	9,100	1
New Abraxis BioScience (1)	1,475	97
Novavax (1)	9,500	18
Nuvelo (1)	5,300	2
ONYX Pharmaceuticals (1)	8,650	295

OSI Pharmaceuticals (1)	8,200	320
Panacos Pharmaceuticals (1)	6,500	1
PDL Biopharma	19,260	119
Progenics Pharmaceuticals (1)	5,400	56
Regeneron Pharmaceuticals (1)	10,050	185
Rigel Pharmaceuticals (1)	20,700	166
Sangamo BioSciences (1)	9,600	33
Savient Pharmaceuticals (1)	30,200	175
Seattle Genetics (1)	10,420	93
Senomyx (1)	13,200	37
StemCells (1)	8,300	11
Telik (1)	22,400	9
Theravance (1)	10,100	125
United Therapeutics (1)	4,100	256
Vanda Pharmaceuticals (1)	4,100	2
Vertex Pharmaceuticals (1)	22,500	684
XOMA (1)	8,700	5
Zymogenetics (1)	8,600	26
		11,862
Health Care Equipment & Supplies 3.1%		
Abaxis (1)	3,900	63
AbioMed (1)	6,100	100
Accuray (1)	7,700	40
Advanced Medical Optics (1)	9,840	65
Align Technology (1)	15,730	138
American Medical Systems (1)	10,500	94
Analogic	1,880	51
Angiodynamics (1)	5,132	70
ArthroCare (1)	4,720	22
Aspect Medical Systems (1)	7,150	24
Beckman Coulter	8,992	395
Biolase Technology (1)	13,300	20
Candela Laser (1)	8,300	4

Cerus (1)	9,970	7
Conceptus (1)	5,600	85
CONMED (1)	3,950	95
Cooper	7,661	126
CryoLife (1)	8,650	84
Cyberonics (1)	5,500	91
Datascope	2,080	109
Digirad (1)	8,200	5
Edwards Lifesciences (1)	7,450	409
Endologix (1)	6,000	7
EV3 (1)	14,742	90
Exactech (1)	1,700	29
Gen-Probe (1)	7,820	335
Greatbatch (1)	3,350	89
Haemonetics (1)	3,800	215
Hill-Rom	7,650	126
Hologic (1)	37,754	493
ICU Medical (1)	2,700	89
IDEXX Laboratories (1)	8,300	299
Immucor (1)	10,468	278
Integra LifeSciences (1)	3,000	107
Invacare	6,900	107
Inverness Medical Innovations (1)	12,460	236
Kensey Nash (1)	2,400	47
Kinetic Concepts (1)	8,350	160
Medical Action Industries (1)	3,450	34
Mentor	4,760	147
Meridian Bioscience	6,075	155
Merit Medical Systems (1)	5,525	99
National Dentex (1)	4,600	21
NMT Medical (1)	7,600	7
NuVasive (1)	5,800	201
OraSure Technologies (1)	7,775	29
Palomar Medical Technologies (1)	3,200	37

Quidel (1)	5,200	68
ResMed (1)	11,700	439
RTI Biologics (1)	6,200	17
Sonic Innovations (1)	8,700	9
SonoSite (1)	3,450	66
Spectranetics (1)	4,700	12
Steris	8,091	193
SurModics (1)	2,650	67
Symmetry Medical (1)	6,900	55
Synovis Life Technologies (1)	4,100	77
Teleflex	5,630	282
Theragenics (1)	8,600	10
Thoratec (1)	8,052	262
Volcano (1)	5,000	75
West Pharmaceutical Services	3,980	150
Wright Medical Group (1)	5,800	118
Zoll Medical (1)	4,000	76
		7,510

Health Care Providers & Services 2.6%

Air Methods (1)	2,300	37
Alliance Imaging (1)	6,600	53
Amedisys (1)	4,600	190
AMERIGROUP (1)	7,380	218
AMN Healthcare Services (1)	5,305	45
AmSurg, Class A (1)	4,300	100
Assisted Living Concepts, Series A (1)	10,400	43
Bioscrip (1)	6,900	15
Brookdale Senior Living	8,100	45
Capital Senior Living (1)	4,300	13
Catalyst Health Solutions (1)	5,500	134
Centene (1)	6,500	128
Chemed	3,500	139
Community Health System (1)	14,122	206

CorVel (1)	2,875	63
Cross Country Healthcare (1)	4,780	42
Emeritus (1)	5,200	52
Five Star Quality Care (1)	13,000	20
Gentiva Health (1)	5,050	148
Hanger Orthopedic Group (1)	5,450	79
Health Net (1)	11,530	126
HealthSouth (1)	13,900	152
Healthspring (1)	5,500	110
Healthways (1)	5,341	61
Henry Schein (1)	13,000	477
HMS (1)	4,700	148
Hooper Holmes (1)	7,650	2
inVentiv Health (1)	5,600	65
Kindred Healthcare (1)	4,314	56
Landauer	2,400	176
LCA-Vision	3,050	13
LHC Group (1)	1,900	68
LifePoint Hospitals (1)	7,330	167
Lincare (1)	12,355	333
Magellan Health Services (1)	5,600	219
Medcath (1)	4,450	46
MEDNAX (1)	6,700	212
Molina Healthcare (1)	1,400	25
National Healthcare	1,277	65
Nighthawk Radiology (1)	12,800	62
Odyssey Healthcare (1)	7,087	66
Omnicare	15,316	425
Owens & Minor	5,000	188
PDI (1)	11,100	45
PharMerica (1)	5,559	87
PSS World Medical (1)	7,990	150
Psychiatric Solutions (1)	7,800	217
RadNet (1)	9,000	30

RehabCare (1)	4,100	62
Res-Care (1)	3,800	57
Sun Healthcare (1)	8,200	73
Sunrise Senior Living (1)	5,800	10
U.S. Physical Therapy (1)	5,600	75
Universal American Financial (1)	7,040	62
Universal Health Services	6,847	257
VCA Antech (1)	12,400	247
		6,404

Health Care Technology 0.4%

Allscripts Healthcare	23,800	236
Cerner (1)	9,360	360
Computer Programs & Systems	3,300	89
Eclipsys (1)	7,500	106
HealthStream (1)	9,900	23
Merge Healthcare	10,600	14
Omnicell (1)	6,320	77
Phase Forward (1)	6,400	80
		985

Life Sciences Tools & Services 1.4%

Accelrys (1)	7,410	32
Albany Molecular Research (1)	4,410	43
AMAG Pharmaceuticals (1)	2,400	86
Bio-Rad Laboratories, Class A (1)	2,700	203
Bruker (1)	16,150	65
Caliper Life Sciences (1)	12,050	12
Cambrex (1)	9,710	45
Charles River Laboratories International (1)	10,000	262
CombiMatrix (1)	14,700	102
Covance (1)	9,112	419
Dionex (1)	2,200	99
Enzo Biochem (1)	4,885	24

Exelixis (1)	16,090	81
Harvard Bioscience (1)	10,800	29
Illumina (1)	20,500	534
Luminex (1)	6,000	128
Nektar Therapeutics (1)	16,700	93
Parexel (1)	6,780	66
Pharmaceutical Product Development	16,622	482
Techne	5,900	381
Varian (1)	4,100	137
		3,323

Pharmaceuticals 1.1%

Adolor (1)	12,800	21
Akorn (1)	2,900	7
Alexza Pharmaceuticals (1)	9,300	30
Auxilium Pharmaceuticals (1)	6,900	196
Columbia Laboratories (1)	5,600	7
CPEX Pharmaceuticals (1)	2,057	20
Cypress Biosciences (1)	12,400	85
DURECT (1)	19,600	66
Endo Pharmaceutical (1)	17,219	446
Inspire Pharmaceuticals (1)	14,750	53
K-V Pharmaceutical, Class A (1)	5,450	16
MDRNA (1)	2,200	1
Medicines Company (1)	8,090	119
Medicis Pharmaceutical, Class A	8,500	118
Noven Pharmaceuticals (1)	4,153	46
Pain Therapeutics (1)	9,400	56
Par Pharmaceutical (1)	6,094	82
Penwest Pharmaceuticals (1)	34,700	54
Perrigo	11,565	374
Salix Pharmaceuticals (1)	8,073	71
Santarus (1)	12,000	19
Sepracor (1)	17,149	188

Valeant Pharmaceuticals (1)	12,510	286
ViroPharma (1)	13,500	176
Vivus (1)	16,800	89
Xenoport (1)	4,000	100
		2,726
Total Health Care		32,810

INDUSTRIALS & BUSINESS SERVICES 14.7%

Aerospace & Defense 1.5%

AAR (1)	5,600	103
Alliant Techsystems (1)	6,000	515
Allied Defense (1)	8,100	50
American Science Engineering	2,100	155
Applied Energetics (1)	7,300	2
Applied Signal Technology	4,250	76
Argon ST (1)	2,100	40
BE Aerospace (1)	17,950	138
Ceradyne (1)	4,200	85
Cubic	2,400	65
Curtiss-Wright	5,700	190
Ducommun	1,700	28
Esterline Technologies (1)	4,190	159
GenCorp (1)	10,510	39
HEICO	3,500	136
Hexcel (1)	15,500	115
Innovative Solutions & Support (1)	10,800	43
Ladish (1)	2,800	39
Moog, Class A (1)	5,830	213
Orbital Sciences (1)	7,770	152
SAIC (1)	28,700	559
Spirit Aerosystems, Class A (1)	15,100	154
Sypris Solutions	6,200	4
Taser International (1)	18,860	100

Teledyne Technologies (1)	4,500	200
Transdigm (1)	4,900	164
Triumph Group	2,150	91
		3,615

Air Freight & Logistics 0.1%

Forward Air	4,185	102
Hub Group, Class A (1)	6,800	180
Pacer International	4,280	45
Park Ohio (1)	2,800	17
		344

Airlines 1.0%

AirTran (1)	15,430	68
Alaska Air Group (1)	6,350	186
AMR (1)	43,610	465
Continental Airlines, Class B (1)	18,640	337
Delta Air Lines (1)	90,250	1,034
ExpressJet (1)	1,176	2
Mesa Air Group (1)	11,721	3
Pinnacle Airlines (1)	4,600	8
Republic Airways (1)	6,800	73
SkyWest	10,930	203
UAL	1,800	20
US Airways (1)	22,256	172
		2,571

Building Products 0.6%

AAON	2,672	56
Advanced Environmental Recycling, Series A (1)	4,000	1
American Woodmark	2,480	45
Ameron International	1,200	75
Apogee Enterprises	4,500	47
Armstrong Worldwide Industries	2,500	54
Gibraltar Industries	4,225	50

Griffon (1)	7,500	70
Lennox International	7,890	255
NCI Building Systems (1)	3,050	50
Owens Corning (1)	13,100	227
Quanex Building Products	4,640	43
Simpson Manufacturing	6,200	172
Trex (1)	1,900	31
Universal Forest Products	4,890	132
USG (1)	11,450	92
		1,400
Commercial Services & Supplies 1.9%		
A. T. Cross, Class A (1)	4,800	13
ABM Industries	5,550	106
Acco Brands (1)	6,600	23
American Reprographics (1)	6,000	41
ATC Technology (1)	2,900	42
Bowne	3,450	20
Brinks Company	6,449	173
Casella Waste Systems, Series A (1)	8,075	33
Cenveo (1)	7,300	32
Clean Harbors (1)	3,400	216
Consolidated Graphics (1)	2,300	52
Copart (1)	9,400	256
Cornell Companies (1)	2,200	41
Corrections Corporation of America (1)	17,200	281
Courier	2,400	43
Covanta (1)	20,904	459
Deluxe	6,328	95
Ecology & Environment, Class A	8,005	96
Ennis Business Forms	4,757	58
Fuel Tech (1)	4,900	52
G & K Services, Class A	2,570	52
GEO (1)	7,200	130

GeoEye (1)	2,400	46
Healthcare Services	5,000	80
Herman Miller	6,750	88
HNI Corporation	5,780	92
ICT Group (1)	2,600	12
IHS (1)	6,400	239
Innerworkings (1)	8,800	58
Interface, Class A	6,600	31
Kimball International, Class B	4,690	40
Knoll	4,700	42
M & F Worldwide (1)	1,400	22
McGrath RentCorp	3,000	64
Mine Safety Appliances	4,200	100
Mobile Mini (1)	4,900	71
Multi-Color	4,912	78
PRG-Schultz International (1)	3,100	13
Rollins	8,212	148
Standard Register	6,100	54
Steelcase, Class A	10,459	59
Superior Uniform	11,400	90
Sykes Enterprises (1)	4,200	80
Tetra Tech (1)	7,350	178
TRC (1)	12,700	25
United Stationers (1)	4,073	136
Viad	2,677	66
Waste Connections (1)	10,425	329
		4,555

Construction & Engineering 1.5%

Aecom Technology (1)	12,100	372
Dycom Industries (1)	5,763	47
EMCOR Group (1)	8,560	192
Foster Wheeler (1)	19,500	456
Furmanite (1)	8,700	47

Granite Construction	4,100	180
Insituform Technologies (1)	5,450	107
KBR	25,100	382
Layne Christensen (1)	3,000	72
Mastec (1)	6,750	78
Michael Baker (1)	1,600	59
Northwest Pipe (1)	2,000	85
Perini (1)	4,700	110
Pike Electric (1)	4,200	52
Quanta (1)	29,208	578
Shaw Group (1)	11,850	243
Sterling Construction (1)	3,900	72
URS Corporation (1)	12,200	498
		3,630

Electrical Equipment 1.5%

Acuity	5,050	176
American Superconductor (1)	8,000	130
AMETEK	16,600	502
AO Smith	3,360	99
Baldor Electric	7,540	135
Belden	7,463	156
Brady, Class A	7,600	182
BTU International (1)	8,300	33
Chase	4,200	47
Encore Wire	3,175	60
Energy Conversion Devices (1)	9,700	245
Evergreen Solar (1)	21,700	69
Franklin Electric	2,900	82
FuelCell Energy (1)	20,950	81
General Cable (1)	8,100	143
GrafTech International (1)	38,050	317
Hubbell, Class B	7,733	253
II-VI (1)	3,300	63

LSI Industries	9,725	67
Medis Technologies (1)	12,200	6
Plug Power (1)	9,700	10
Powell Industries (1)	2,700	78
Power-One (1)	7,600	9
Regal-Beloit	4,000	152
Thomas & Betts (1)	8,276	199
Ultralife (1)	4,500	60
Valence Technology (1)	7,088	13
Vicor	5,800	38
Woodward Governor	8,200	189
		3,594

Industrial Conglomerates 0.6%

Carlisle Companies	7,420	154
McDermott International (1)	34,250	338
Otter Tail	4,350	102
Roper Industries	13,726	596
Seaboard	59	70
Tredegar	5,800	105
		1,365

Machinery 3.3%

3-D Systems (1)	4,700	37
Actuant, Class A	8,420	160
AGCO (1)	13,750	324
Albany International	3,003	39
Astec Industries (1)	2,600	81
Barnes Group	6,200	90
Blount International (1)	8,477	80
Briggs & Stratton	7,000	123
Bucyrus International, Series A	15,098	280
Cascade	1,150	34
Clarcor	6,740	224

Columbus McKinnon (1)	2,900	40
Commercial Vehicle Group (1)	4,300	4
Crane	7,041	121
Donaldson	11,571	389
Dynamic Materials	3,500	68
EnPro Industries (1)	4,050	87
ESCO Technologies (1)	3,540	145
Federal Signal	5,800	48
Freightcar America	1,900	35
Gardner Denver Machinery (1)	7,800	182
Graco	9,075	215
Graham	5,850	63
Greenbrier Companies	7,000	48
Harsco	12,460	345
Hurco Companies (1)	2,900	35
IDEX	11,755	284
John Bean Technologies	4,872	40
Joy Global	15,487	355
Kaydon	4,670	160
Kennametal	11,400	253
Lincoln Electric	6,090	310
Lindsay	2,550	81
Met-Pro	6,669	89
Middleby (1)	2,600	71
Mueller Industries	4,100	103
Mueller Water Products, Series B	17,943	151
NACCO Industries	900	34
Navistar (1)	5,800	124
NN	7,300	17
Nordson	5,110	165
Oshkosh	25,500	227
Pentair	14,360	340
RBC Bearings (1)	3,800	77
Robbins & Myers	5,400	87

Sauer-Danfoss	4,050	35
SPX	8,205	333
Tennant	2,400	37
Timken	12,600	247
Titan International	6,550	54
Toro	5,080	168
Trinity Industries	11,279	178
Turbochef Technologies (1)	17,099	84
Twin Disc	6,800	47
Valmont Industries	3,200	196
Wabash National	4,790	22
Wabtec	7,030	279
Watts Water Technologies, Class A	5,350	134
		8,079

Marine 0.3%

Alexander & Baldwin	5,350	134
Eagle Bulk Shipping	5,500	38
Genco Shipping & Trading	14,000	207
Horizon Lines, Class A	1,400	5
Kirby (1)	7,500	205
Overseas Shipholding Group	3,640	153
		742

Professional Services 1.0%

Administaff	3,850	83
Advisory Board (1)	2,540	57
CBIZ (1)	6,650	57
CDI	1,900	25
Corporate Executive Board	6,800	150
CoStar Group (1)	2,340	77
CRA International (1)	1,550	42
Diamond Management & Technology Consultants	8,450	36
FTI Consulting (1)	7,395	330

Heidrick & Struggles	1,758	38
Huron Consulting (1)	2,600	149
Kelly Services, Class A	3,932	51
Kforce (1)	8,756	67
Korn/Ferry (1)	5,900	67
LECG (1)	9,650	65
Manpower	8,476	288
MPS Group (1)	13,640	103
Navigant Consulting (1)	7,100	113
On Assignment (1)	7,850	44
Resources Connection (1)	6,000	98
School Specialty (1)	2,526	48
Spherion (1)	8,780	19
TrueBlue (1)	7,800	75
Volt Information Sciences (1)	3,950	29
Watson Wyatt	5,750	275
		2,386

Road & Rail 0.9%

AMERCO (1)	1,800	62
Arkansas Best	3,210	97
Con-Way	6,000	160
Dollar Thrifty Auto Group (1)	2,840	3
Genesee & Wyoming, Class A (1)	5,618	171
Heartland Express	10,123	159
Hertz Global (1)	24,600	125
J.B. Hunt Transport Services	12,952	340
Kansas City Southern Industries (1)	13,400	255
Knight Transportation	9,292	150
Landstar	7,900	303
Old Dominion Freight (1)	5,012	143
Patriot Transportation (1)	700	49
Quality Distribution (1)	4,700	14
Saia (1)	4,400	48

USA Truck (1)	4,400	61
Werner Enterprises	7,253	126
YRC Worldwide (1)	9,330	27
		2,293
Trading Companies & Distributors 0.5%		
Applied Industrial Technologies	5,062	96
Beacon Roofing Supply (1)	7,000	97
GATX	6,550	203
H&E Equipment Services (1)	3,600	28
Interline Brands (1)	5,100	54
Kaman	3,561	65
Lawson Products	1,400	32
MSC Industrial Direct	6,600	243
Rush Enterprises, Class A (1)	7,100	61
United Rentals (1)	11,443	104
Watsco	3,700	142
WESCO International (1)	7,751	149
		1,274
Transportation Infrastructure 0.0%		
Macquarie Infrastructure	6,500	24
		24
Total Industrials & Business Services		35,872
INFORMATION TECHNOLOGY 14.4%		
Communications Equipment 1.3%		
ADC Telecommunications (1)	5,100	28
ADTRAN	7,873	117
Anaren (1)	2,100	25
Arris (1)	27,453	218
Avocent (1)	6,900	124
Aware (1)	6,500	12

Black Box	2,570	67
Blue Coat (1)	5,840	49
Brocade Communications Systems (1)	54,639	153
Commscope (1)	10,890	169
Comtech Telecommunications (1)	3,260	149
Digi International (1)	5,260	43
Ditech Networks (1)	7,050	6
Echostar (1)	5,744	85
EMS Technologies (1)	2,600	67
Emulex (1)	12,540	87
Endwave (1)	8,300	20
F5 Networks (1)	11,500	263
Finisar (1)	37,000	14
Harmonic (1)	13,554	76
Harris Stratex Networks, Class A (1)	11,026	57
InterDigital (1)	5,960	164
IXIA (1)	11,700	68
KVH Industries (1)	7,400	38
Lantronix, Warrant, 2/1/11 (1)	26	—
MRV Communications (1)	11,520	9
Netgear (1)	5,000	57
Oplink Communications (1)	3,300	28
Optical Cable (1)	213	1
PC-Tel	8,300	55
Performance Technologies (1)	8,116	27
Plantronics	8,150	108
Polycom (1)	12,250	165
Powerwave Technologies (1)	24,586	12
Riverbed Technology (1)	9,200	105
SeaChange International (1)	11,350	82
Sonus Networks (1)	42,300	67
Symmetricom (1)	6,400	25
Tekelec (1)	10,630	142
Telkonet (1)	7,100	1

Electronic Equipment, Instruments & Components 2.5%

Agilysys	3,452	15
Anixter International (1)	5,800	175
Arrow Electronics (1)	11,575	218
Avnet (1)	21,950	400
AVX	9,802	78
Benchmark Electronics (1)	8,900	114
Brightpoint (1)	7,579	33
CalAmp (1)	6,500	3
Checkpoint Systems (1)	5,460	54
CTS	5,150	28
Daktronics	5,800	54
Dolby Laboratories, Class A (1)	7,340	240
DTS (1)	2,800	51
Echelon (1)	12,100	99
Electro Rent	2,100	23
Electro Scientific Industries (1)	6,700	46
FARO Technologies (1)	3,100	52
First Solar (1)	6,000	828
FLIR (1)	6,300	193
Gerber Scientific (1)	4,100	21
I.D. Systems (1)	4,500	18
Ingram Micro, Class A (1)	23,862	320
Insight Enterprises (1)	8,850	61
Itron (1)	5,100	325
Keithley Instruments	13,400	49
KEMET (1)	12,300	3
L-1 Identity Solutions (1)	12,829	87
LeCroy (1)	10,100	31
Lo-Jack (1)	3,500	14
Maxwell Technologies (1)	7,100	36
Mercury Computer Systems (1)	8,500	54
Merix (1)	8,000	2

Methode Electronics	5,750	39
Mettler-Toledo (1)	4,500	303
MTS Systems	2,250	60
National Instruments	7,650	186
Newport (1)	4,050	27
Nu Horizons Electronics (1)	4,200	7
OSI Systems (1)	3,638	50
Park Electrochemical	2,600	49
PC Connection (1)	5,800	30
Planar Systems (1)	5,800	4
Plexus (1)	7,760	132
RadiSys (1)	6,900	38
Research Frontiers (1)	13,000	28
Rofin-Sinar Technology (1)	3,800	78
Rogers (1)	2,450	68
ScanSource (1)	3,600	69
Sigmatron International (1)	1,300	3
Sunpower, Class A (1)	12,500	463
Sunpower, Class B (1)	1,318	40
Tech Data (1)	9,680	173
Technitrol	5,450	19
Trimble Navigation (1)	17,112	370
TTM Technologies (1)	6,250	33
Vishay Intertechnology (1)	27,778	95
X-Rite (1)	7,400	11
Zygo (1)	6,720	46
		6,146

Internet Software & Services 1.1%

Ariba (1)	16,615	120
Art Technology (1)	23,000	44
Bankrate (1)	2,000	76
Chordiant Software (1)	14,108	38
Digital River (1)	5,250	130

Earthlink (1)	19,140	129
Equinix (1)	5,760	306
GSI Commerce (1)	4,700	49
HLTH (1)	25,081	262
InfoSpace.com	8,250	62
Internap Network Services (1)	9,800	25
Internet Capital Group (1)	7,700	42
Interwoven (1)	9,466	119
J2 Global Communications (1)	7,300	146
Jupitermedia (1)	6,800	3
Keynote Systems (1)	8,573	66
LoopNet (1)	6,600	45
Marchex, Class B	6,300	37
Move (1)	23,450	38
Omniture (1)	10,705	114
Openwave Systems (1)	14,000	9
Perficient (1)	8,800	42
RealNetworks (1)	8,800	31
Saba Software (1)	24,887	39
SAVVIS (1)	8,073	56
Sonicwall (1)	12,700	51
SupportSoft (1)	10,200	23
Taleo, Class A (1)	5,500	43
Terremark Worldwide (1)	17,300	67
The Knot (1)	2,300	19
Travelzoo (1)	6,500	36
United Online	10,675	65
ValueClick (1)	14,591	100
WebMD Health (1)	3,100	73
Websense (1)	8,700	130
		2,635

IT Services 3.3%

Acxiom	10,300	84

Alliance Data Systems (1)	10,400	484
Broadridge Financial Solutions	13,600	171
CACI, Class A (1)	4,300	194
Ciber (1)	8,240	40
CSG Systems International (1)	5,600	98
CyberSource (1)	11,085	133
DST Systems (1)	8,263	314
Edgewater Technology (1)	6,667	17
Euronet Worldwide (1)	7,350	85
Forrester Research (1)	2,300	65
Gartner (1)	11,050	197
Gevity HR	8,360	13
Global Cash Access (1)	6,400	14
Global Payments	10,712	351
Heartland Payment Systems	5,100	89
Hewitt Associates, Class A (1)	13,790	391
iGate (1)	8,000	52
infoGROUP	6,900	33
Integral Systems (1)	8,386	101
Iron Mountain (1)	25,477	630
Lender Processing Services	12,600	371
ManTech, Series A (1)	3,200	173
Mastech Holdings (1)	533	1
Maximus	2,900	102
Metavante Technologies (1)	14,400	232
Moneygram International (1)	10,509	11
Neustar, Class A (1)	11,400	218
Perot Systems, Class A (1)	10,870	149
RightNow Technologies (1)	15,600	121
Sapient (1)	17,450	77
SRA, Class A (1)	6,560	113
Startek (1)	5,500	24
Syntel	3,310	76
TeleTech (1)	6,990	58

The Hackett Group (1)	4,700	14
TNS (1)	4,600	43
Verifone (1)	9,200	45
Visa, Class A	49,800	2,612
Wright Express (1)	5,000	63
		8,059
Office Electronics 0.1%		
Zebra Technologies (1)	9,325	189
		189
Semiconductor & Semiconductor Equipment 2.4%		
Actel (1)	5,850	69
Advanced Energy Industries (1)	7,650	76
Aehr Test Systems (1)	11,504	24
Amkor Technology (1)	23,120	50
Amtech Systems (1)	5,800	21
ANADIGICS (1)	10,195	15
Asyst Technology (1)	11,450	3
Atheros Communications (1)	8,750	125
Atmel (1)	46,500	146
Axcelis Technologies (1)	15,830	8
Brooks Automation (1)	13,216	77
Cabot Microelectronics (1)	3,382	88
Cirrus Logic (1)	15,540	42
Cognex	6,050	90
Cohu	4,000	49
Cree (1)	13,300	211
Cymer (1)	5,300	116
Cypress Semiconductor (1)	20,850	93
Diodes (1)	5,650	34
DSP Group (1)	5,890	47
EMCORE (1)	8,500	11
Entegris (1)	15,477	34

Exar (1)	8,150	54
Fairchild Semiconductor, Class A (1)	23,410	115
FEI (1)	5,250	99
Formfactor (1)	8,300	121
FSI International (1)	8,200	3
Hi/fn (1)	7,709	18
Hittite Microwave (1)	3,800	112
Integrated Device Technology (1)	29,659	166
Integrated Silicon Solution (1)	8,244	13
International Rectifier (1)	11,420	154
Intersil, Class A	20,376	187
IXYS	4,500	37
Kopin (1)	8,100	17
Kulicke & Soffa (1)	11,660	20
Lam Research (1)	18,520	394
LTX Credence (1)	11,850	3
Mattson Technology (1)	15,743	22
Maxim Integrated Products	45,900	524
Microsemi (1)	12,600	159
Mindspeed Technologies (1)	1,790	1
MKS Instruments (1)	6,400	95
MoSys (1)	9,600	20
Nanometrics (1)	7,600	9
Netlogic Microsystems (1)	2,900	64
Omnivision Technologies (1)	8,430	44
ON Semiconductor (1)	60,960	207
PDF Solutions (1)	4,601	7
Pericom Semiconductor (1)	8,000	44
Photronics (1)	8,760	17
PLX Technology (1)	6,000	10
PMC-Sierra (1)	34,800	169
Rambus (1)	19,630	313
RF Micro Devices (1)	24,839	19
Rudolph Technologies (1)	5,100	18

Semitool (1)	4,000	12
Semtech (1)	7,800	88
Sigma Designs (1)	4,900	47
Silicon Image (1)	12,100	51
Silicon Laboratories (1)	8,550	212
Silicon Storage Technology (1)	10,590	24
Skyworks Solutions (1)	25,216	140
Spansion, Class A (1)	14,400	3
SRS Labs (1)	8,800	42
Standard Microsystems (1)	5,000	82
Tessera Technologies (1)	7,760	92
TranSwitch (1)	2,631	1
Trident Microsystems (1)	8,700	16
Ultratech (1)	5,600	67
Varian Semiconductor Equipment (1)	10,543	191
Veeco (1)	7,029	45
Zoran (1)	8,387	57
		5,854

Software 2.9%

ACI Worldwide (1)	4,600	73
Activision Blizzard (1)	89,366	772
Actuate (1)	13,400	40
Advent Software (1)	3,200	64
Ansys (1)	13,231	369
AuthentiDate (1)	4,450	1
Blackbaud	5,800	78
Blackboard (1)	4,500	118
Borland Software (1)	20,510	21
Bottomline Technologies (1)	6,600	47
Cadence Design Systems (1)	32,917	120
CalWave (1)	4,500	2
Catapult Communications (1)	5,200	34
Commvault (1)	7,800	105

Concur Technologies (1)	6,300	207
Entrust Technologies (1)	5,600	9
Epicor Software (1)	9,800	47
EPIQ Systems (1)	4,700	79
FactSet Research	6,000	265
Fair Isaac	7,485	126
FalconStor Software (1)	7,800	22
Informatica (1)	13,050	179
Interactive Intelligence (1)	9,854	63
Jack Henry & Associates	11,650	226
JDA Software Group (1)	4,900	64
Kenexa (1)	5,100	41
Lawson Software (1)	17,100	81
Macrovision Solutions (1)	12,310	156
Magma Design Automation (1)	8,750	9
Manhattan Associates (1)	4,160	66
Mentor Graphics (1)	12,780	66
MICROS Systems (1)	11,140	182
MicroStrategy (1)	1,806	67
Nuance Communications (1)	29,011	301
OPNET Technologies (1)	4,800	47
Parametric Technology (1)	16,400	207
Peerless Systems (1)	3,300	6
Pegasystems	5,300	65
Phoenix Technologies (1)	7,800	27
PLATO Learning (1)	6,466	8
Progress Software (1)	6,750	130
Quality Systems	2,400	105
Quest Software (1)	10,500	132
Radiant Systems (1)	5,150	17
Red Hat (1)	33,150	438
Renaissance Learning	2,350	21
Salary.com (1)	6,200	13
Smith Micro Software (1)	11,100	62

Sonic Solutions (1)	7,300	13
Sourcefire (1)	8,500	48
SPSS (1)	3,400	92
Sybase (1)	11,133	276
Symyx Technologies (1)	9,550	57
Synchronoss Tech (1)	5,400	58
Synopsys (1)	20,786	385
Take-Two Interactive Software (1)	10,545	80
TeleCommunication Systems (1)	10,400	89
THQ (1)	3,562	15
TIBCO Software (1)	27,980	145
TiVo (1)	19,100	137
Ultimate Software Group (1)	5,600	82
Vasco Data Security International (1)	5,200	54
Wind River (1)	16,146	146
		7,055
Total Information Technology		35,022

MATERIALS 5.0%

Chemicals 2.5%

A. Schulman	3,450	59
Airgas	11,350	443
Albermarle	13,100	292
American Vanguard	4,566	54
Arch Chemicals	3,390	88
Cabot	8,950	137
Calgon Carbon (1)	8,700	134
Celanese, Series A	22,421	279
Chemtura	17,400	24
Cytec Industries	7,260	154
Ferro	6,360	45
Flotek Industries (1)	4,700	12
FMC	10,400	465

Georgia Gulf	14,150	15
H.B. Fuller	7,540	122
Huntsman	28,100	97
ICO (1)	6,400	20
Intrepid Potash (1)	7,700	160
Koppers	3,900	84
Lubrizol	9,600	349
Minerals Technologies	2,355	96
Mosaic	23,484	813
Nalco	12,463	144
Nanophase Technologies (1)	9,700	10
NewMarket	2,300	80
NL Industries	8,590	115
Olin	10,290	186
OM Group (1)	5,550	117
OMNOVA Solutions (1)	8,900	6
PolyOne (1)	12,930	41
Rockwood (1)	6,700	72
RPM International	18,600	247
Scotts Miracle Gro	6,500	193
Sensient Technologies	5,080	121
Spartech	6,740	42
Terra Industries	14,660	244
Valspar	12,500	226
W. R. Grace (1)	17,700	106
Westlake Chemical	5,121	83
Zep	2,375	46
Zoltek (1)	5,500	50
		6,071
Construction Materials 0.4%		
Eagle Materials	6,270	115
Headwaters (1)	6,600	45
Martin Marietta Materials	6,000	582

Texas Industries	3,480	120
U.S. Concrete (1)	15,200	51
		913
Containers & Packaging 0.9%		
AptarGroup	9,460	333
Caraustar Industries (1)	8,450	4
Crown (1)	24,050	462
Graphic Packaging (1)	29,313	33
Greif	4,900	164
Myers Industries	5,315	43
Owens-Illinois (1)	7,372	201
Packaging Corporation of America	12,755	172
Rock-Tenn, Class A	4,590	157
Silgan Holdings	3,960	189
Sonoco Products	14,987	347
Temple-Inland	16,900	81
		2,186
Metals & Mining 1.0%		
Allied Nevada Gold (1)	12,800	65
AMCOL International	4,650	97
Brush Wellman (1)	3,400	43
Carpenter Technology	6,400	131
Century Aluminum (1)	16,243	162
Cliffs Natural Resources	12,900	330
Coeur d'Alene Mines (1)	40,000	35
Commercial Metals	16,600	197
Compass Minerals	5,100	299
General Moly (1)	18,500	22
Haynes International (1)	1,900	47
Hecla Mining (1)	20,350	57
Kaiser Aluminum	2,200	50
Reliance Steel & Aluminum	8,700	174

Royal Gold	4,350	214
Schnitzer Steel, Series A	3,575	135
Steel Dynamics	20,428	228
Stillwater Mining (1)	9,916	49
Synalloy	3,500	17
Universal Stainless & Alloy Products (1)	2,400	35
US Gold (1)	24,900	23
Worthington Industries	8,863	98
		2,508
Paper & Forest Products 0.2%		
Buckeye Technologies (1)	8,800	32
Clearwater Paper (1)	3,294	28
Deltic Timber	2,100	96
Domtar (1)	42,100	70
Glatfelter	9,600	89
Louisiana Pacific	7,700	12
Schweitzer Mauduit	4,130	83
Wausau Paper	9,000	103
		513
Total Materials		12,191
TELECOMMUNICATION SERVICES 1.8%		
Diversified Telecommunication Services 0.6%		
Alaska Communications Systems	7,200	68
CBeyond (1)	3,400	55
Cincinnati Bell (1)	30,600	59
Cogent Communications (1)	21,600	141
Consolidated Communications	104	1
D&E Communications	6,609	44
General Communication, Class A (1)	11,270	91
Hickory Technology	21,500	117
IDT, Class B (1)	8,229	3

Level 3 Communications (1)	188,807	132
nTelos	5,200	128
Paetec (1)	19,800	29
Premiere Global Services (1)	13,100	113
Shenandoah Telecomm	5,700	160
SureWest Communications	4,250	49
TW Telecom (1)	22,110	187
Warwick Valley Telephone	6,697	61
		1,438
Wireless Telecommunication Services 1.2%		
Centennial Communications (1)	15,090	122
Crown Castle International (1)	34,952	614
Leap Wireless International (1)	9,500	255
MetroPCS Communications (1)	26,900	400
NII, Class B (1)	22,234	404
SBA Communications (1)	16,900	276
Syniverse (1)	7,402	88
Telephone & Data Systems	14,790	470
TerreStar (1)	2,700	1
U. S. Cellular (1)	4,693	203
		2,833
Total Telecommunication Services		4,271
TRUSTS & MUTUAL FUNDS 0.0%		
Trusts & Mutual Funds 0.0%		
BlackRock Kelso Capital	2,300	23
Total Trusts & Mutual Funds		23
UTILITIES 5.6%		
Electric Utilities 1.6%		
ALLETE	3,082	99

Central Vermont Public Service	3,600	86
Cleco	7,600	173
DPL	14,442	330
El Paso Electric (1)	7,200	130
Empire District Electronics	5,960	105
Great Plains Energy	21,933	424
Hawaiian Electric Industries	12,800	283
IdaCorp	8,510	251
ITC	7,000	306
Madison Gas & Electric	4,600	152
Northeast Utilities	21,700	522
NV Energy	35,100	347
Portland General Electric	7,900	154
UniSource Energy	3,950	116
United Illuminating	4,133	124
Unitil	4,100	85
Westar Energy	13,650	280
		3,967

Gas Utilities 1.5%

AGL Resources	12,750	400
Atmos Energy	12,060	286
Calpine (1)	26,200	191
Energen	7,520	220
Laclede Gas	3,810	178
National Fuel Gas	10,330	324
New Jersey Resources	4,875	192
Northwest Natural Gas	3,790	167
ONEOK	15,172	442
Piedmont Natural Gas	9,600	304
RGC Resources	4,243	108
South Jersey Industries	4,320	172
Southwest Gas	7,380	186
UGI	15,960	390

Pennichuck	4,066	83
		906
Total Utilities		13,685
Total Common Stocks (Cost $317,544)		231,734
CONVERTIBLE PREFERRED STOCKS 0.0%		
HEALTH CARE 0.0%		
Health Care Providers & Services 0.0%		
National Healthcare, Series A	3,400	46
Total Convertible Preferred Stocks (Cost $44)		46
SHORT-TERM INVESTMENTS 4.6%		
Money Market Funds 4.0%		
T. Rowe Price Reserve Investment Fund, 1.58% (2)(3)	9,849,419	9,849
		9,849
U.S. Treasury Obligations 0.6%		
U.S. Treasury Bill, 1.155%, 1/29/09 (4)	1,400,000	1,399
		1,399
Total Short-Term Investments (Cost $11,248)		11,248
Total Investments in Securities 99.8% of Net Assets (Cost $328,836)		**$ 243,028**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
(4) All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2008.
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

	Year Ended 12/31/08	12/31/07
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 3,145	$ 4,818
Net realized gain (loss)	(9,656)	24,132
Change in net unrealized loss	(146,272)	(14,913)
Increase (decrease) in net assets from operations	(152,783)	14,037
Distributions to shareholders		
Net investment income	(2,967)	(4,718)
Net realized gain	(4,696)	(22,882)
Decrease in net assets from distributions	(7,663)	(27,600)
Capital share transactions*		
Shares sold	75,260	126,803
Distributions reinvested	7,376	26,512
Shares redeemed	(86,007)	(77,943)
Redemption fees received	18	16
Increase (decrease) in net assets from capital share transactions	(3,353)	75,388
Net Assets		
Increase (decrease) during period	(163,799)	61,825
Beginning of period	407,341	345,516
End of period	**$ 243,542**	**$ 407,341**
Undistributed net investment income	390	238
*Share information		
Shares sold	5,864	7,357
Distributions reinvested	853	1,691
Shares redeemed	(6,538)	(4,497)
Increase in shares outstanding	179	4,551

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor’s 500 Stock Index®, as represented by the Dow Jones Wilshire 4500 Completion Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is reflected as other assets or liabilities, and unrealized gains and losses on futures contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on December 31, 2008:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts During the year ended December 31, 2008, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2008, there were no securities on loan.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $64,629,000 and $64,178,000, respectively, for the year ended December 31, 2008.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. For the year ended December 31, 2008, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Distributions during the years ended December 31, 2008 and December 31, 2007 were characterized for tax purposes as follows:

At December 31, 2008, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the realization of unrealized gains/losses on certain open derivative contracts for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2008, all unused capital loss carryforwards expire in fiscal 2016. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year. Consequently, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the fund’s fiscal year-end that have not been recognized for tax purposes (Post-October loss deferrals).

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At December 31, 2008, approximately 2% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of T. Rowe Price Extended Equity Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2009

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/08

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

• $406,000 from short-term capital gains,

• $4,578,000 from long-term capital gains, subject to the 15% rate gains category.

For taxable non-corporate shareholders, $2,155,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $2,098,000 of the fund’s income qualifies for the dividends-received deduction.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2005

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Under Armour (8/08 to present); Director, Vornado
2001	Real Estate Investment Trust (3/04 to present); Director, Mercantile
Bankshares (2002 to 2007); Member, Advisory Board, Deutsche
Bank North America (2004 to present); Director, Chairman of the
Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm (10/95 to present); Chairman, The Haven Group, a cus-
1994	tom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Golden Star Resources Ltd. (5/92 to present); Director, Pacific Rim
1994	Mining Corp. (2/02 to present); Director, B.C. Corporation (3/08 to present); Chairman, Canyon Resources Corp. (8/07 to 3/08); Director,
Atna Resources Ltd. (3/08 to present)

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Federal National Mortgage
2003	Association (9/06 to present); Director, Norfolk Southern (2/08 to pres-
ent); Director, Georgia Pacific (5/04 to 12/05); Managing Director and
President, Global Private Client Services, Marsh Inc. (1999 to 2003)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
2001	Advisors, L.P. (10/92 to present)

*Each independent director oversees 126 T. Rowe Price portfolios (except for Mr. Fagin, who oversees 125 T.Rowe
Price portfolios) and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of
2006	the Board, Director, and President, T. Rowe Price Investment Services,
[126]	Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price
Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of the
Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[71]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price
President, Index Trust	Group, Inc., and T. Rowe Price Trust Company

Wendy R. Diffenbaugh (1954)	Vice President, T. Rowe Price
Vice President, Index Trust

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Index Trust	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, Index Trust	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Index Trust	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Index Trust	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company; formerly
Partner, PricewaterhouseCoopers LLP (to 2007)

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, Index Trust	T. Rowe Price Investment Services, Inc.

Sudhir Nanda, Ph.D., CFA (1959)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Index Trust	Group, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President, Index Trust	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price Global
Investment Services Limited, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc., and
T. Rowe Price Retirement Plan Services, Inc.

Ken D. Uematsu, CFA (1969)	Assistant Vice President, T. Rowe Price
Executive Vice President, Index Trust

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, Index Trust

Paul W. Wojcik, CFA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Index Trust	Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at
least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,922,000 and $1,486,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 19, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	February 19, 2009